Taxation - Additional Information (Details)		3 Months Ended		9 Months Ended
	Apr. 01, 2023	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Operating Loss Carryforwards [Line Items]
Effective tax rate		117.60%	88.20%	142.00%	2.80%
United Kingdom
Operating Loss Carryforwards [Line Items]
Effective Income Tax Rate Weighted Average	23.50%
United Kingdom | Minimum [Member]
Operating Loss Carryforwards [Line Items]
United Kingdom corporate tax rate	19.00%
United Kingdom | Maximum [Member]
Operating Loss Carryforwards [Line Items]
United Kingdom corporate tax rate	25.00%